Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies	6 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2022
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies [Line Items]
Period-end RMB: US$1 exchange rate	7.2258		6.9646
Period-average RMB: US$1 exchange rate	$ 6.9291	$ 6.4835
HK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Foreign Currencies [Line Items]
Period-end RMB: US$1 exchange rate	7.8373		7.7967
Period-average RMB: US$1 exchange rate	$ 7.8387	$ 7.8269